ACQUISITIONS - Narrative - Munker (Details) € in Millions		1 Months Ended	6 Months Ended
	Jun. 04, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 04, 2019 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash acquired from acquisition			$ 3,000,000	$ 11,000,000
Munker
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 54,000,000				€ 48
Cash acquired from acquisition	3,000,000
Consideration paid, net	46,000,000				44
Consideration payable	$ 5,000,000				€ 5
Revenue of acquiree since acquisition date		$ 5,000,000
Profit (loss) of acquiree since acquisition date		$ 0
Revenue of combined entity as if combination occurred at beginning of period			38,497,000,000
Net loss of combined entity as if combination occurred at beginning of period			$ 32,000,000